UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 26, 2006

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		54
Form 13F Information Table Value Total:		$450,962
List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Akamai Technologies   COM      00976T101       $12,822      389848 SH          SOLE      None         277766         0     112082
Allergan Inc          COM      018490102        $6,384       58838 SH          SOLE      None          38872         0      19966
Alliance Data Syste   COM      018581108        $6,650      142175 SH          SOLE      None         101173         0      41002
Ametek Inc            COM      031100100        $6,885      153128 SH          SOLE      None         108634         0      44494
Amphenol Corporatio   COM      032095101        $7,643      146471 SH          SOLE      None          96653         0      49818
Analog Devices        COM      032654105       $12,804      334408 SH          SOLE      None         228272         0     106136
Avocent Corporation   COM      053893103        $8,367      263609 SH          SOLE      None         181912         0      81697
BJ Services Company   COM      055482103        $8,652      250048 SH          SOLE      None         181627         0      68421
CDW Corporation       COM      12512N105       $11,706      198920 SH          SOLE      None         136835         0      62085
Capital One Financi   COM      14040H105          $235        2915 SH          SOLE      None           2870         0         45
Claire's Stores Inc   COM      179584104       $16,683      459449 SH          SOLE      None          335484        0     123965
Coach, Inc.           COM      189754104       $12,681      366717 SH          SOLE      None          261448        0     105269
Colgate-Palmolive     COM      194162103          $234        4095 SH          SOLE      None            4030        0         65
Covance Inc           COM      222816100       $14,615      248774 SH          SOLE      None          176140        0      72634
CVS Corporation       COM      126650100          $209        7000 SH          SOLE      None            6890        0        110
Cytec Industries In   COM      232820100        $7,257      120926 SH          SOLE      None           94783        0      26143
Cytyc Corporation     COM      232946103       $13,359      474067 SH          SOLE      None          330597        0     143470
DuPont E I De Nemou   COM      263534109          $201        4760 SH          SOLE      None            4680        0         80
East West Bancorp     COM      27579R104       $12,113      314223 SH          SOLE      None          215631        0      98592
Endo Pharmaceutical   COM      29264F205       $16,289      496471 SH          SOLE      None          356129        0     140342
Flextronics Interna   COM      Y2573F102        $9,568      924485 SH          SOLE      None          615511        0     308974
Fortune Brands Inco   COM      349631101          $203        2520 SH          SOLE      None            2480        0         40
Fossil Incorporated   COM      349882100        $5,208      280327 SH          SOLE      None          221838        0      58489
Gen-Probe Incorpora   COM      36866T103       $14,894      270207 SH          SOLE      None          192296        0      77911
Harman Internationa   COM      413086109       $13,182      118619 SH          SOLE      None           82625        0      35994
HCC Insurance Holdi   COM      404132102       $16,753      481419 SH          SOLE      None          346806        0     134613
Headwaters Inc        COM      42210P102       $13,244      332841 SH          SOLE      None          248769        0      84072
ITT Industries Inc    COM      450911102       $13,083      232713 SH          SOLE      None          166539        0      66174
Ingersoll-Rand Comp   COM      G4776G101          $252        6030 SH          SOLE      None            5940        0         90
Intuitive Surgical    COM      46120E602       $11,275       95548 SH          SOLE      None           65927        0      29621
Jabil Circuit Inc     COM      466313103       $16,270      379600 SH          SOLE      None          264454        0     115146
J C Penney Incorpor   COM      708160106          $212        3515 SH          SOLE      None            3455        0         60
KLA Tencor Corporat   COM      482480100       $13,011      269055 SH          SOLE      None          187473        0      81582
MEMC Electronic Mat   COM      552715104       $14,398      389985 SH          SOLE      None          288150        0     101835
Network Appliances    COM      64120L104          $215        5970 SH          SOLE      None            5880        0         90
Noble Corporation     COM      G65422100       $10,442      128758 SH          SOLE      None           97214        0      31544
O'Reilly Automotive   COM      686091109       $12,950      354220 SH          SOLE      None          261753        0      92467
Paid Incorporated     COM      69561N204            $2       10000 SH          SOLE      None           10000        0          0
Parker-Hannifan Cor   COM      701094104        $7,216       89515 SH          SOLE      None           63900        0      25615
Pharmaceutical Prod   COM      717124101       $10,329      298432 SH          SOLE      None          203061        0      95371
Pride International   COM      74153Q102       $10,831      347382 SH          SOLE      None          256332        0      91050
Respironics Inc       COM      761230101        $9,084      233468 SH          SOLE      None          158495        0      74973
Rockwell Automation   COM      773903109          $229        3190 SH          SOLE      None            3140        0         50
Ross Stores Inc       COM      778296103        $7,250      248382 SH          SOLE      None          163783        0      84599
Supergen Inc          COM      868059106          $946      166600 SH          SOLE      None          166600        0          0
Superior Energy Ser   COM      868157108       $13,686      510865 SH          SOLE      None          374348        0     136517
SVB Financial Group   COM      78486Q101        $6,689      126086 SH          SOLE      None           89730        0      36356
Tech Data Corporati   COM      878237106        $9,452      256073 SH          SOLE      None          172088        0      83985
Textron Inc           COM      883203101          $228        2440 SH          SOLE      None            2400        0         40
Tiffany & Company     COM      886547108        $8,598      229031 SH          SOLE      None          155295        0      73736
TJX Companies Incor   COM      872540109          $227        9140 SH          SOLE      None            9000        0        140
Transocean Incorpor   COM      G90078109          $214        2660 SH          SOLE      None            2620        0         40
Varian Medical Syst   COM      92220P105       $11,355      202197 SH          SOLE      None          146236        0      55961
Weatherford Interna   COM      G95089101       $13,677      298959 SH          SOLE      None          223226        0      75733
TOTAL PORTFOLIO                               $450,962    11747074 SHS                                8397790        0    3349284
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